Segment information - Revenue by location of customers (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	£ 11,030	£ 11,233	£ 11,302
UK
Disclosure of operating segments [line items]
Revenue	374	384	381
US
Disclosure of operating segments [line items]
Revenue	3,468	3,616	3,755
CHINA
Disclosure of operating segments [line items]
Revenue	999	987	966
Rest of World
Disclosure of operating segments [line items]
Revenue	£ 6,189	£ 6,246	£ 6,200